Debt due within one year - Summary of Total Bank Credit Facilities (Details) - Dec. 31, 2025 $ in Millions, $ in Millions	CAD ($)	USD ($)
Unsecured revolving and expansion credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	$ 4,000
Drawn	0
Letters of credit	0
Commercial paper outstanding	2,550	$ 1,861
Net available	1,450
Unsecured committed term loan facility
Disclosure of detailed information about borrowings [line items]
Total available	960
Drawn	668
Letters of credit	0
Commercial paper outstanding	0
Net available	292
Unsecured term loan facility
Disclosure of detailed information about borrowings [line items]
Total available	686
Drawn	686
Letters of credit	0
Commercial paper outstanding	0
Net available	0
Unsecured non-revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	641
Drawn	55
Letters of credit	0
Commercial paper outstanding	0
Net available	586
Other
Disclosure of detailed information about borrowings [line items]
Total available	106
Drawn	0
Letters of credit	71
Commercial paper outstanding	0
Net available	35
Total committed credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	6,393
Drawn	1,409
Letters of credit	71
Commercial paper outstanding	2,550
Net available	2,363
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	1,840
Drawn	0
Letters of credit	604
Commercial paper outstanding	0
Net available	1,236
Total non-committed credit facilities | Bell Canada
Disclosure of detailed information about borrowings [line items]
Total available	1,840
Drawn	0
Letters of credit	604
Commercial paper outstanding	0
Net available	1,236
Total committed and non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
Total available	8,233
Drawn	1,409
Letters of credit	675
Commercial paper outstanding	2,550
Net available	3,599
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total available	2,700
Unsecured expansion facility
Disclosure of detailed information about borrowings [line items]
Total available	$ 1,300